Commitments and Contingencies (Details Textual) (USD $)	0 Months Ended	1 Months Ended						0 Months Ended
	Sep. 01, 2013	Sep. 30, 2012	Jul. 31, 2012 Lawsuit	Sep. 30, 2011	Dec. 31, 2013	Jul. 29, 2013	Dec. 31, 2012	Mar. 14, 2014 Subsequent Event [Member]	Apr. 07, 2014 Subsequent Event [Member]	Mar. 28, 2014 Subsequent Event [Member]	Nov. 01, 2013 President [Member]	Nov. 01, 2013 Chief Executive Officer [Member]
Commitments and Contingencies (Textual)
Lease arrangements periodic payment per month		$ 560	$ 600
Lease arrangement payment paid per month	5,800
Lease expiration term		5 years		1 year
Lease arrangements term, Description				One year with five successive one year renewal options.
Renewed period of lease arrangements	1 year
Increment percentage in lease rent payment on renewal	4.00%
Total minimum lease payments					58,876
Short term liabilities					32,768
Amortization of assets held under capital leases					24,200		9,400
Number of pending lawsuits resolved			2
Lawsuit settlement, amount payable			232,500					11,000
Terms of payment to Siddel for settlement of lawsuits			Eleven (11) payments totaling $232,500 pursuant to the terms of prior employment agreement.
Number of shares agreed to be transferred to company officer			3,299,802
Grace period for due payments under Settlement Agreement			7 days
Settlement Payable					7,000	23,056	115,278
Due to officer as stated in February 2012 merger agreement							75,000					75,000
Promissory notes payable											40,000
Letter received from Mr. Boyers counsel										421,062.53
Additional letter received from Mr. Boyers counsel									$ 13,370.21